Subsequent events (Details) $ in Thousands, shares in Millions, kr in Millions	1 Months Ended		6 Months Ended
	Jul. 31, 2018 USD ($) shares	May 31, 2014 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 NOK (kr)	Dec. 31, 2017 USD ($)
Subsequent Event [Line Items]
Due to affiliates (notes 7b, 7c, 7e and 7g)			$ 290,959		$ 163,037
Subsequent Event
Subsequent Event [Line Items]
Early contract termination fees	$ 12,000
Samsung Heavy Industries Co., Ltd.
Subsequent Event [Line Items]
Contractual obligation					$ 602,000
Samsung Heavy Industries Co., Ltd. | Subsequent Event
Subsequent Event [Line Items]
Contractual obligation	$ 263,000
Brookfield
Subsequent Event [Line Items]
Partner's interest (percent)			59.50%
Brookfield | Subsequent Event
Subsequent Event [Line Items]
Partner's interest (percent)	51.00%
Warrants issued | shares	1.0
Teekay Corporation
Subsequent Event [Line Items]
Partner's interest (percent)			51.00%
Teekay Corporation | Subsequent Event
Subsequent Event [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	10.00%
U.S. Dollar Bonds due through 2022
Subsequent Event [Line Items]
Unsecured debt		$ 300,000	$ 300,000
Norwegian Kroner Bond due in January 2019
Subsequent Event [Line Items]
Unsecured debt			122,700	kr 1,000
Norwegian Kroner Bond due in January 2019 | Subsequent Event
Subsequent Event [Line Items]
Debt repurchase amount	$ 910,000
US Dollar Bonds Due In 2023 | Subsequent Event
Subsequent Event [Line Items]
Unsecured debt	$ 700,000
Debt instrument, term	5 years
US Dollar Bonds Due In 2023 | Brookfield | Subsequent Event
Subsequent Event [Line Items]
Unsecured debt	$ 500,000
Unsecured Debt | U.S. Dollar Bonds due through 2022
Subsequent Event [Line Items]
Debt instrument, term		5 years
Unsecured Debt | U.S. Dollar Bonds due through 2022 | Subsequent Event
Subsequent Event [Line Items]
Debt repurchase amount	$ 225,200
Unsecured Debt | US Dollar Bonds Due In 2023 | Subsequent Event
Subsequent Event [Line Items]
Fixed interest rate	8.50%
Subordinated Debt | Brookfield Promissory Note
Subsequent Event [Line Items]
Due to affiliates (notes 7b, 7c, 7e and 7g)			$ 200,000
Subordinated Debt | Brookfield Promissory Note | Subsequent Event
Subsequent Event [Line Items]
Due to affiliates (notes 7b, 7c, 7e and 7g)	$ 200,000
General Partner | Brookfield
Subsequent Event [Line Items]
Partner's interest (percent)			49.00%
General Partner | Brookfield | Subsequent Event
Subsequent Event [Line Items]
Partner's interest (percent)	2.00%